Note 13 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Property, plant and equipment	$ 2,575	$ 2,486
Property, plant and equipment	3,743	2,575	$ 2,486
Property, plant and equipment	(2,575)	(2,486)
Property, plant and equipment	(3,743)	(2,575)	(2,486)
Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	6,554	5,549	5,499
Foreign exchange	(565)	426	(113)
Additions	3,234	937	1,163
Disposals	(251)	(564)	(1,000)
Acquisition		206
Reclass to assets held for sale	2,935
Property, plant and equipment	6,037	6,554	5,549
Property, plant and equipment	(6,554)	(5,549)	(5,499)
Foreign exchange	565	(426)	113
Charge for the year	(3,234)	(937)	(1,163)
Disposals	251	564	1,000
Reclass to assets held for sale	2,935
Property, plant and equipment	(6,037)	(6,554)	(5,549)
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(3,979)	(3,063)	(2,548)
Foreign exchange	394	(271)	37
Additions	(1,208)	(1,089)	(898)
Disposals	193	444	346
Reclass to assets held for sale	(2,306)
Property, plant and equipment	(2,294)	(3,979)	(3,063)
Property, plant and equipment	3,979	3,063	2,548
Foreign exchange	(394)	271	(37)
Charge for the year	1,208	1,089	898
Disposals	(193)	(444)	(346)
Reclass to assets held for sale	(2,306)
Property, plant and equipment	2,294	3,979	3,063
Computer equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	562	476	545
Foreign exchange	(41)	41	(11)
Additions	28	125	36
Disposals	0	(80)	(94)
Acquisition		0
Reclass to assets held for sale	231
Property, plant and equipment	318	562	476
Property, plant and equipment	(562)	(476)	(545)
Foreign exchange	41	(41)	11
Charge for the year	(28)	(125)	(36)
Disposals	(0)	80	94
Reclass to assets held for sale	231
Property, plant and equipment	(318)	(562)	(476)
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(399)	(373)	(404)
Foreign exchange	33	(31)	7
Additions	(69)	(66)	(55)
Disposals	0	71	79
Reclass to assets held for sale	(197)
Property, plant and equipment	(238)	(399)	(373)
Property, plant and equipment	399	373	404
Foreign exchange	(33)	31	(7)
Charge for the year	69	66	55
Disposals	0	(71)	(79)
Reclass to assets held for sale	(197)
Property, plant and equipment	238	399	373
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,568	1,363	1,282
Foreign exchange	(154)	145	(26)
Additions	184	230	359
Disposals	(150)	(174)	(252)
Acquisition		4
Reclass to assets held for sale	1,015
Property, plant and equipment	433	1,568	1,363
Property, plant and equipment	(1,568)	(1,363)	(1,282)
Foreign exchange	154	(145)	26
Charge for the year	(184)	(230)	(359)
Disposals	150	174	252
Reclass to assets held for sale	1,015
Property, plant and equipment	(433)	(1,568)	(1,363)
Motor vehicles [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(970)	(836)	(937)
Foreign exchange	95	(85)	15
Additions	(186)	(206)	(171)
Disposals	131	157	257
Reclass to assets held for sale	(719)
Property, plant and equipment	(211)	(970)	(836)
Property, plant and equipment	970	836	937
Foreign exchange	(95)	85	(15)
Charge for the year	186	206	171
Disposals	(131)	(157)	(257)
Reclass to assets held for sale	(719)
Property, plant and equipment	211	970	836
Plant and Equipment [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,611	1,232	1,240
Foreign exchange	(146)	26	(26)
Additions	343	395	189
Disposals	(48)	(156)	(171)
Acquisition		114
Reclass to assets held for sale	320
Property, plant and equipment	1,440	1,611	1,232
Property, plant and equipment	(1,611)	(1,232)	(1,240)
Foreign exchange	146	(26)	26
Charge for the year	(343)	(395)	(189)
Disposals	48	156	171
Reclass to assets held for sale	320
Property, plant and equipment	(1,440)	(1,611)	(1,232)
Plant and Equipment [Member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(872)	(747)	(653)
Foreign exchange	93	(70)	11
Additions	(179)	(167)	(107)
Disposals	9	112	4
Reclass to assets held for sale	(232)
Property, plant and equipment	(717)	(872)	(747)
Property, plant and equipment	872	747	653
Foreign exchange	(93)	70	(11)
Charge for the year	179	167	107
Disposals	(9)	(112)	(4)
Reclass to assets held for sale	(232)
Property, plant and equipment	717	872	747
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	122	195	190
Foreign exchange	(10)	18	(4)
Additions	209	6	9
Disposals	0	(97)	0
Acquisition		0
Reclass to assets held for sale	74
Property, plant and equipment	247	122	195
Property, plant and equipment	(122)	(195)	(190)
Foreign exchange	10	(18)	4
Charge for the year	(209)	(6)	(9)
Disposals	(0)	97	(0)
Reclass to assets held for sale	74
Property, plant and equipment	(247)	(122)	(195)
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(56)	(86)	(75)
Foreign exchange	6	(8)	1
Additions	(22)	(8)	(13)
Disposals	0	46	0
Reclass to assets held for sale	(43)
Property, plant and equipment	(29)	(56)	(86)
Property, plant and equipment	56	86	75
Foreign exchange	(6)	8	(1)
Charge for the year	22	8	13
Disposals	0	(46)	0
Reclass to assets held for sale	(43)
Property, plant and equipment	29	56	86
Leasehold improvements [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	2,691	2,283	2,242
Foreign exchange	(214)	196	(46)
Additions	2,470	182	570
Disposals	(53)	(58)	(483)
Acquisition		88
Reclass to assets held for sale	1,295
Property, plant and equipment	3,599	2,691	2,283
Property, plant and equipment	(2,691)	(2,283)	(2,242)
Foreign exchange	214	(196)	46
Charge for the year	(2,470)	(182)	(570)
Disposals	53	58	483
Reclass to assets held for sale	1,295
Property, plant and equipment	(3,599)	(2,691)	(2,283)
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(1,682)	(1,021)	(478)
Foreign exchange	167	(77)	3
Additions	(752)	(642)	(552)
Disposals	53	58	6
Reclass to assets held for sale	(1,115)
Property, plant and equipment	(1,099)	(1,682)	(1,021)
Property, plant and equipment	1,682	1,021	478
Foreign exchange	(167)	77	(3)
Charge for the year	752	642	552
Disposals	(53)	(58)	(6)
Reclass to assets held for sale	(1,115)
Property, plant and equipment	$ 1,099	$ 1,682	$ 1,021